Long-Lived Assets (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 25, 2016 USD ($) a	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Area of land | a		670
Other Assets [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Land available-for-sale		$ 17.1
Cedar Point [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets held-for-use			$ 8.6
Wildwater Kingdom [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets held-for-use	$ 7.6	$ 0.0
Wildwater Kingdom [Member] | Other Assets [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Land available-for-sale	$ 9.0		$ 9.0	$ 17.0